Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Due from Government institutions	$ 1,741	$ 182
Prepaid expenses	484	600
Advances to suppliers	169	220
Deposits for operating leases	165	203
Other	188	507
Other current assets	$ 2,747	$ 1,712